Fees Summary	Mar. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,057,000
Previously Paid Amount	0.00
Total Fee Amount	836.47
Total Offset Amount	0.00
Net Fee	836.47
Narrative - Max Aggregate Offering Price	$ 6,057,000
Final Prospectus	true